Shareholder Report, Average Annual Return (Details)				4 Months Ended	6 Months Ended	12 Months Ended	33 Months Ended	51 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Feb. 28, 2022	Sep. 09, 2020	Aug. 16, 2018	Nov. 30, 2014	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000202991
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Adler Value Fund - Institutional Class
C000221442
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Evolutionary Tree Innovators Fund - I Class Shares
C000234765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Evolutionary Tree Innovators Fund - A Class Shares
Average Annual Return, Percent						28.94%	4.89%
C000182952
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Kempner Multi-Cap Deep Value Fund - Institutional Class
C000182953
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Kempner Multi-Cap Deep Value Fund - Investor Class
C000130673
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Wavelength Fund
Without Sales Load [Member] | C000202991
Average Annual Return [Line Items]
Average Annual Return, Percent						28.07%			10.03%	9.50%
Without Sales Load [Member] | C000221442
Average Annual Return [Line Items]
Average Annual Return, Percent						37.15%		3.30%
Without Sales Load [Member] | C000234765
Average Annual Return [Line Items]
Average Annual Return, Percent						36.84%	7.16%
Without Sales Load [Member] | C000182952
Average Annual Return [Line Items]
Average Annual Return, Percent						30.08%			9.89%		7.41%
Without Sales Load [Member] | C000182953
Average Annual Return [Line Items]
Average Annual Return, Percent						29.80%			9.62%		7.14%
Without Sales Load [Member] | C000130673
Average Annual Return [Line Items]
Average Annual Return, Percent						11.06%			2.58%		2.92%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						33.89%			15.77%	14.62%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						33.89%		16.31%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						33.89%	14.16%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Average Annual Return, Percent						27.83%			12.42%		10.06%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Average Annual Return, Percent						27.83%			12.42%		10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.88%			(0.01%)		1.52%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						27.14%			12.75%	12.37%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						31.55%			11.78%	9.27%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						27.14%			12.75%		10.84%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						27.14%			12.75%		10.84%
S&P/BGCantor US Treasury Bill 0-3 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.40%			2.44%		1.72%